DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)											9 Months Ended	12 Months Ended
	Apr. 16, 2025	Sep. 05, 2024	Jul. 24, 2024	Jul. 18, 2024	Jul. 15, 2024	Oct. 19, 2023	Aug. 30, 2023	Nov. 30, 2021	Oct. 19, 2021	Mar. 09, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Units price per share											$ 10.00	$ 10.00
Warrants transferred value										$ 25,000
Transaction costs amounted									$ 11,929,189
Underwriting fees									4,000,000
Deferred underwriting fees									7,000,000
Other offering costs									929,189
Underwriting expense paid									199,999
Allocation of offering costs									631,124
Fair value in excess of consideration									10,414,655
Net proceeds from offering									$ 200,000,000
Share price									$ 10.00		$ 10.00	$ 10.00
Maturity days									185 days
Aggregate proceeds held in Trust Account								$ 212,404,880
Percentage of outstanding voting securities											50.00%	50.00%
Aggregate of public shares, percentage											15.00%	15.00%
Dissolution expenses											$ 50,000	$ 50,000
Repayments of related party debt													$ 24,821
Cash in operating bank account											721	27,720	44,046
Working capital deficit											2,891,890	2,081,881
Cash payments											25,000	25,000
Working capital loans outstanding											1,760,872	$ 1,240,000	$ 125,000
Fair market value, percentage												80.00%
Net tangible assets												$ 5,000,001
Promissory Note [Member]
Issuance of loan											$ 250,000	$ 250,000
Sponsor Purchase Agreement [Member]
Cash consideration							$ 300,000
Share Exchange and Consideration [Member]
Additional shares		4,200,000
Common stock, par value		$ 0.0001
Fair value in excess of consideration		$ 5,000,000
Share price		$ 10.00
Consideration amount		$ 300,000,000
Earnout shares, description		(i) $11.00 per share, the Sellers will receive 50% of the Earnout Shares and (ii) $12.00 per share, the Sellers will receive the remaining 50% of the Earnout Shares
Earnings before interest, taxes, depreciation, and amortization, description		(ii) If Pubco’s consolidated earnings before interest, taxes, depreciation, and amortization for the fiscal year ended April 30, 2025 equals or exceeds $41.9 million, subject to certain adjustments, the Sellers will receive all of the Earnout Shares.
Shareholders [Member]
Share price	$ 11.25			$ 10.92							$ 11.58	$ 11.14
Common stock shares outstanding	2,370,619			2,713,143
Proceeds from sale of restricted investments	$ 26,700,000			$ 29,600,000
Institutional Anchor Investors [Member]
Additional shares									20,000,000
Units price per share									$ 10.00			$ 0.004
Sponsor [Member] | Sponsor Purchase Agreement [Member]
Repayments of related party debt							$ 125,000
Polar Capital Investment [Member]
Amount drawn											$ 1,250,000	$ 1,250,000
Fair value of amount drawn											227,273	227,273
Polar Capital Investment [Member] | 2021 Working Capital Loans [Member]
Working capital loans outstanding											125,000	125,000
Polar Capital Investment [Member] | 2024 Working Capital Loans [Member]
Working capital loans outstanding											$ 1,635,872	$ 1,115,000
Warrant [Member] | Institutional Anchor Investors [Member]
Warrants transferred value									$ 280,000
Warrants transferred									186,667
Founder Shares [Member] | Institutional Anchor Investors [Member]
Units price per share											$ 0.004
Stock issued during period, shares, purchase of assets											1,547,727	1,547,727
Private Placement Warrants [Member] | Sponsor Purchase Agreement [Member]
Number of shares transferred							4,645,398
Common Class A [Member]
Common stock, par value											$ 0.0001	$ 0.0001	$ 0.0001
Share price											$ 18.00	$ 18.00
Common stock shares outstanding											3,200,000	3,200,000	600,000
Common Class A [Member] | Shareholders [Member]
Share price						$ 10.54
Common stock shares outstanding						16,045,860
Proceeds from sale of restricted investments						$ 169,100,000
Founder Shares [Member]
Shares converted			2,600,000			600,000
Founder Shares [Member] | Sponsor Purchase Agreement [Member]
Number of shares transferred							3,093,036
Common Class B [Member]
Common stock, par value						$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding											2,110,122	2,110,122	4,710,122
Shares converted					2,600,000	600,000
IPO [Member]
Additional shares									20,000,000
Units price per share									$ 10.00		$ 10.00	$ 10.00
Proceeds from Issuance of private placement									$ 200,000,000
Allocation of offering costs									37,917
Additional offering costs									$ 676,712
IPO [Member] | Common Class A [Member]
Common stock, par value									$ 0.0001
Private Placement [Member] | Warrant [Member]
Additional shares								165,398	4,666,667
Units price per share								$ 1.50	$ 1.50
Gross proceeds from private placement								$ 248,097	$ 7,000,000
Over-Allotment Option [Member]
Additional shares								1,240,488
Units price per share								$ 10.00
Deferred underwriting fees								$ 434,171
Gross proceeds from over-allotment								12,404,880
Net proceeds deposited into trust account								12,404,880
Offering costs								$ 682,268
Founder Shares [Member]
Issuance of loan											$ 195,000	$ 195,000